Investments in Affiliates (Tables)	12 Months Ended
Mar. 31, 2011
Investments in and Advances to Affiliates

The following is a list of investments in affiliates:

Company	Type of Business	HDFC Bank Ltd. and Subsidiaries Investment		HDFC Bank Ltd. and Subsidiaries Ownership	Total HDFC Group Ownership
		(in millions)
Computer Age Management Services Private Limited (“CAMS”)	Unit capital accounting and transfer agency services	Rs.	11.1	16.1%	31.2%
Softcell Technologies Limited (“Softcell”)	Business-to-business software services	Rs.	30.3	14.0%	26.0%
International Asset Reconstruction Company Private Limited	Business of securitization and asset reconstruction	Rs.	311.7	29.4%	29.4%
Centillion Solutions and Services Private Limited	Business of back office support services	Rs.	1.5	29.9%	29.9%